Financial Liabilities - Other Financial Liabilities (Details) $ / shares in Units, € in Thousands, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 EUR (€)
Financial Liabilities
Amount of interest free loans extended by governmental institutions	€ 9,637			€ 12,060
Portion of interest-free loans extended by governmental institutions that is considered a grant	390			499
Other financial liabilities	882,060			115,313
Other non-current financial liabilities	838,826			10,272
Dividend paid per share | $ / shares		$ 4,168,000
Redemption Price Per Share | $ / shares		$ 52,105,263.16
Less than 12 months
Financial Liabilities
Other financial liabilities	43,234			105,041
2023
Financial Liabilities
Other financial liabilities	88,144			3,945
2024
Financial Liabilities
Other financial liabilities	88,947			1,976
2025
Financial Liabilities
Other financial liabilities	89,027			1,580
2026
Financial Liabilities
Other financial liabilities	88,871			1,141
More than 5 years
Financial Liabilities
Other financial liabilities	483,837			1,630
Biomat USA Group
Financial Liabilities
Value of ordinary shares exchanged for liability | $			$ 990
Number of class B ordinary shares exchanged | shares			10
Biomat Newco, Corp.
Financial Liabilities
Number of class B ordinary shares exchanged | shares			9
GigaGen Inc.
Financial Liabilities
Amount payable relating to acquisition included in Other current financial liabilities	39,075
Alkahest, Inc.
Financial Liabilities
Amount payable relating to acquisition included in Other current financial liabilities				€ 100,492
GIC
Financial Liabilities
Other non-current financial liabilities	€ 829,937